Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease

Operating lease expenses, which excluded short-term lease expenses were $3,743 and $3,726 for the six months ended December 31, 2025 and 2024, respectively.

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)

Operating lease right-of-use assets	$6,936	$10,525
Operating lease liabilities – current	-	7,550
Total operating lease liabilities	$-	$7,550

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Weighted-average remaining lease term (years)	0.92	1.92
Weighted-average discount rate	2.80%	2.80%